EDGAR

August 3, 1998



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Filing Pursuant to Rule 497(j)
         John Hancock Current Interest
           John Hancock Money Market Fund
           John Hancock U.S. Government Cash Reserve

         File Nos.  2-50931; 811-02465

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated August 1, 1998 and Statement of Additional Information dated August 1, 1998 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                   Sincerely,


                                  /s/Joan O'Neill
                                  Joan O'Neill